Credit risk - Management adjustments to models for impairment (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 4,610	£ 4,514
Proportion of Management adjustments to total impairment allowance	0.50%	(0.40%)
Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 4,589	£ 4,532
Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	21	(18)
Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	16
Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	21	(34)
Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 4,592	£ 4,490
Proportion of Management adjustments to total impairment allowance	0.70%	(0.40%)
Total loans and advances at amortised cost | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 4,562	£ 4,508
Total loans and advances at amortised cost | Modelled ECL
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	4,100	4,000
Total loans and advances at amortised cost | Individually assessed impairments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	300	300
Total loans and advances at amortised cost | Non-modelled exposures
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	200	200
Total loans and advances at amortised cost | Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	30	(18)
Total loans and advances at amortised cost | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	16
Total loans and advances at amortised cost | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	30	(34)
Total loans and advances at amortised cost | Stage 1 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		4
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		12
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Retail mortgages
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 289	£ 360
Proportion of Management adjustments to total impairment allowance	(1.00%)	(0.80%)
Retail mortgages | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 292	£ 363
Retail mortgages | Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(3)	(3)
Retail mortgages | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail mortgages | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(3)	(3)
Retail mortgages | Stage 1 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Retail mortgages | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Retail mortgages | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Retail credit cards
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 3,065	£ 2,861
Proportion of Management adjustments to total impairment allowance	0.00%	0.30%
Retail credit cards | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 3,065	£ 2,852
Retail credit cards | Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	9
Retail credit cards | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail credit cards | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	9
Retail credit cards | Stage 1 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Retail credit cards | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Retail credit cards | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Retail other
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 43	£ 52
Proportion of Management adjustments to total impairment allowance	2.30%	(19.20%)
Retail other | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 42	£ 62
Retail other | Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1	(10)
Retail other | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail other | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1	(10)
Retail other | Stage 1 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Retail other | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Retail other | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Corporate loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 1,195	£ 1,217
Proportion of Management adjustments to total impairment allowance	2.70%	(1.20%)
Corporate loans | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 1,163	£ 1,231
Corporate loans | Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	32	(14)
Corporate loans | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	16
Corporate loans | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	32	(30)
Corporate loans | Stage 1 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		4
Corporate loans | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		12
Corporate loans | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Debt securities at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 18	£ 24
Proportion of Management adjustments to total impairment allowance	(50.00%)	0.00%
Debt securities at amortised cost | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 27	£ 24
Debt securities at amortised cost | Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(9)	0
Debt securities at amortised cost | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Debt securities at amortised cost | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(9)	£ 0
Cash collateral and settlements | Management adjustments | Barclays Investment Bank | Other financial assets subject to impairment
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(2)
Financial assets at fair value through other comprehensive income | Management adjustments | Barclays Investment Bank | Other financial assets subject to impairment
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ (2)